UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Libra Advisors, LLC

Address:  909 Third Floor
          29th Floor
          New York, NY 10022


13F File Number: 28-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ranjan Tandon
Title:  Managing Member
Phone:  (212) 350-5125


Signature, Place and Date of Signing:


/s/ Ranjan Tandon                  New York, NY               February 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  49

Form 13F Information Table Value Total: $ 271,447
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number               Name

1.            28-10574                        Libra Associates, LLC
2.            28-10573                        Libra Fund, L.P.
----          -------------------             ------------------------------

                                                    FORM 13F INFORMATION TABLE
                                                         December 31, 2005
            COLUMN 1         COLUMN 2            COLUMN 3     COLUMN 4        COLUMN 5      COLUMN 6   COLUMN 7        COLUMN 8
                              TITLE                           MARKET
                               OF                             VALUE      SHARES/ SH/ PUT/   INVSTMT      OTHER     VOTING AUTHORITY
         NAME OF ISSUER       CLASS                CUSIP      (X$1,000)  PRN AMT PRN CALL   DISCRETN     MGRS    SOLE    SHARED NONE
1-800 FLOWERS.COM             CLA                68243Q106      227       35,383  SH      Shared-Defined  1,2      35,383
ANOORAQ RES CORP              COM                03633E108      526      746,000  SH      Shared-Defined  1,2     746,000
AMERICAN BANK NOTE HOLOGRAPH  COM                24377103    12,699    2,156,000  SH      Shared-Defined  1,2   2,156,000
ARMOR HOLDINGS INC            COM                042260109    8,530      200,000  SH      Shared-Defined  1,2     200,000
AUSTRAL PAC ENERGY LTD        COM                052526100      171      100,000  SH      Shared-Defined  1,2     100,000
BEMA GOLD CORP                COM                08135F107      582      200,000  SH      Shared-Defined  1,2     200,000
BIRCH MTN RES LTD             COM                09066X109    6,658      928,200  SH      Shared-Defined  1,2     928,200
BKF CAP GROUP INC             COM                05548G102    1,895      100,000  SH      Shared-Defined  1,2     100,000
CAMBIOR INC                   COM                13201L103      558      200,000  SH      Shared-Defined  1,2     200,000
CIT GROUP INC                 COM                125581108    8,808      170,100  SH      Shared-Defined  1,2     170,100
CONOR MEDSYSTEMS INC          COM                2.08E+08     2,574      156,493  SH      Shared-Defined  1,2     156,493
COTT CORP QUE                 COM                22163N106      147       10,000  SH      Shared-Defined  1,2      10,000
DADE BEHRING HOLDINGS INC     COM                23342J206    8,988      219,800  SH      Shared-Defined  1,2     219,800
DESERT SUN MNG CORP           COM                25043V107    4,756    1,924,700  SH      Shared-Defined  1,2   1,924,700
DUN & BRADSTREET CORP DEL NE  COM                26483E100   24,969      372,900  SH      Shared-Defined  1,2     372,900
ELDORADO GOLD CORP NEW        COM                284902103    1,177      240,000  SH      Shared-Defined  1,2     240,000
ENTREE GOLD INC               COM                29383G100    2,571    1,727,300  SH      Shared-Defined  1,2   1,727,300
FRONTEER DEV GROUP INC        COM                35903Q106    1,124      365,000  SH      Shared-Defined  1,2     365,000
GAMMON LAKE RES INC           COM                364915108   26,718    2,249,100  SH      Shared-Defined  1,2   2,249,100
GLAMIS GOLD LTD               COM                376775102    7,336      266,900  SH      Shared-Defined  1,2     266,900
GOLDEN STAR RES LTD CDA       COM                38119T104    1,336      506,000  SH      Shared-Defined  1,2     506,000
HARMONY GOLD MNG LTD          SPONSORED ADR      413216300    2,088      160,000  SH      Shared-Defined  1,2     160,000
HEARTLAND PARTNERS LP         UT LTD PARTNER     422357103       11       10,900  SH      Shared-Defined  1,2      10,900
HOLLINGER INTL INC            CL A               435569108    3,315      370,000  SH      Shared-Defined  1,2     370,000
IMA EXPLORATION INC           COM                449664101    2,576      860,500  SH      Shared-Defined  1,2     860,500
INTERNATIONAL COAL GROUP INC  COM                45928H106   10,260    1,080,000  SH      Shared-Defined  1,2   1,080,000
KINROSS GOLD CORP             COM NO PAR         496902404    3,031      328,555  SH      Shared-Defined  1,2     328,555
MILLENNIUM CELL INC           COM                60038B105      117       88,980  SH      Shared-Defined  1,2      88,980
MINEFINDERS  LTD              COM                602900102    3,222      634,900  SH      Shared-Defined  1,2     634,900
MIRAMAR MINING CORP           COM                60466E100    1,001      400,000  SH      Shared-Defined  1,2     400,000
MOBILE TELESYSTEMS OJSC       SPONSORED ADR      607409109   11,573      330,656  SH      Shared-Defined  1,2     330,656
NEVSUN RES LTD                COM                64156L101    4,562    2,519,200  SH      Shared-Defined  1,2   2,519,200
NORTHERN ORION RES INC        COM                665575106   13,701    4,202,530  SH      Shared-Defined  1,2   4,202,530
NOVAGOLD RES INC              COM NEW            66987E206    4,725      522,600  SH      Shared-Defined  1,2     522,600
OREZONE RES INC               COM                685921108    1,090      589,400  SH      Shared-Defined  1,2     589,400
PACIFIC RIM MNG CORP          COM NEW            6.95E+08       322      428,500  SH      Shared-Defined  1,2     428,500
PERU COPPER INC               COM                7.15E+08     1,540      553,750  SH      Shared-Defined  1,2     553,750
PETROLEUM GEO SVCS ASA NEW    SPONSORED ADR      716599105    5,249      169,362  SH      Shared-Defined  1,2     169,362
PLACER DOME INC               COM                725906101    3,667      159,910  SH      Shared-Defined  1,2     159,910
RADIO ONE INC                 CLD NON VTG        75040P405      518       50,000  SH      Shared-Defined  1,2      50,000
TEMPLETON RUS AND EAST EUR F  COM                88022F105    3,298       60,400  SH      Shared-Defined  1,2      60,400
TESCO CORP                    COM                88157K101    7,554      408,150  SH      Shared-Defined  1,2     408,150
WASHINGTON GROUP INTL INC     COM NEW            938862208   20,955      395,600  SH      Shared-Defined  1,2     395,600
WESTAIM CORP                  COM                956909105   11,565    3,124,453  SH      Shared-Defined  1,2   3,124,453
WESTERN SILVER CORP           COM                959531104    3,859      342,600  SH      Shared-Defined  1,2     342,600
PERU COPPER INC               *W EXP 03/18/200   7.15E+08     1,074    1,287,025  SH      Shared-Defined  1,2   1,287,025
AGNICO EAGLE MINES LTD        *W EXP 11/07/200   008474132       57       12,500  SH      Shared-Defined  1,2      12,500
GOLDCORP INC NEW              *W EXP 05/30/200   380956144   12,516    3,000,000  SH      Shared-Defined  1,2   3,000,000
YAMANA GOLD INC               COM                98462Y100   15,651    2,366,700  SH      Shared-Defined  1,2   2,366,700
                                                            271,447

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